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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-7978

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                              ING MAYFLOWER TRUST
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

       (Name and address of agent for service)      With copies to:

               Theresa K. Kelety, Esq.          Elizabeth J. Reza, Esq.
                Voya Investments, LLC               Ropes & Gray LLP
       7337 E. Doubletree Ranch Road, Suite 100    Prudential Tower,
                 Scottsdale, AZ 85258             800 Boylston Street
                                                    Boston, MA 02199

      Registrant's telephone number, including area code: (800) 992-0180

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Date of fiscal year end: October 31

Date of reporting period: July 1, 2014 - June 30, 2015

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-7978
Reporting Period: 07/01/2014 - 06/30/2015
ING Mayflower Trust


========================= ING International Value Fund =========================


This fund had no proxy voting activity during the reporting period.



========== END N-PX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING MAYFLOWER TRUST

By:  /s/ Shaun P. Mathews
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     Shaun P. Mathews
     President and Chief Executive Officer

Date: August 21, 2015